Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents		$ 456,838	$ 149,352
Restricted cash, current		33,214	22,366
Digital assets		34,762	85,488
Digital assets receivables from a related party		162,171	135,558
Accounts receivables		38,889	31,374
Prepayments and other current assets		89,892	698,291
Inventories, net			251,999
Short-term investments		4,028	4,976
Derivative assets, current		17,011
Total current assets		846,464	1,389,058
Noncurrent assets
Restricted cash, noncurrent		6,236	6,159
Other noncurrent assets		205,262	24,681
Long-term investments, net		35,964	39,081
Operating lease right-of-use assets, net		104,055	104,725
Property, plant and equipment, net		2,098,296	1,086,275
Intangible assets, net		82,914	93,432
Goodwill		35,818	35,818
Derivative assets, noncurrent		2,506
Deferred tax assets		28,918	8,682
Total noncurrent assets		2,599,969	1,398,853
TOTAL ASSETS		3,446,433	2,787,911
Current liabilities
Accounts payables		177,263	119,818
Current		54,181	54,964
Income tax payables		11,926	13,355
Derivative liabilities		6,529
Deferred revenues, current		55,682	64,391
Short-term borrowings		26,000	26,000
Current portion of long-term borrowings		99	13
Short-term borrowings from a related party		117,548
Current portion of operating lease liabilities		13,065	11,888
Total current liabilities		841,018	569,769
Noncurrent liabilities
Other noncurrent liabilities		3,799	2,413
Deferred revenues, noncurrent		59,565	63,255
Long-term borrowings		1,182,454	947,183
Operating lease liabilities		97,531	98,468
Deferred tax liabilities		17,172	11,973
Total noncurrent liabilities		1,502,604	1,370,123
TOTAL LIABILITIES		2,343,622	1,939,892
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Treasury shares (nil as of June 30, 2026 and 3,364,711 Class A ordinary shares as of December 31, 2025)			(35,990)
Additional paid-in capital		1,888,766	1,418,111
Accumulated deficit		(785,961)	(534,156)
Accumulated other comprehensive income		6	54
TOTAL SHAREHOLDERS’ EQUITY		1,102,811	848,019
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		3,446,433	2,787,911
Related Party [Member]
Current assets
Digital assets receivables from a related party		162,171	135,558
Amounts due from related parties		9,659	9,654
Current liabilities
Amounts due to a related party		5,225	4,340
Short-term borrowings from a related party	[2]	117,548
Current portion of long-term borrowings from a related party		373,500	275,000
Noncurrent liabilities
Noncurrent portion of long-term borrowings		$ 142,083	$ 246,831

[1]	Amount less than US$1,000
[2]	BIT Assets Collateralized Loan Since April 2025, the Group has entered into a series of loan agreements with BIT Group (collectively, the “BIT Assets Collateralized Loan”) on substantially the same terms, as summarised below. Loans drawn under the facilities bear a variable interest rate equal to 9.0% plus a market-based reference rate and are repayable in fixed monthly instalments over a 24-month term. The facilities are collateralized by assets of the Group, including mining rigs, inventories, datacenter assets and such other collateral as may be mutually agreed between the parties, and are maintained in compliance with an agreed loan-to-value ratio. The facilities entered into in 2026 were fully drawn down as of June 30, 2026. Refer to Note 10 for further details. Contract Agreement date Maximum facility (In millions of USD) Contract 1 April 2025 200 Amendment to Contract 1 July 2025 400 Contract 2 October 2025 100 Contract 3 December 2025 50 Contract 4 January 2026 50 Contract 5 February 2026 50 Contract 6 March 2026 50 Contract 7 May 2026 60 For the six months ended June 30, 2026 and 2025, the interest expense incurred on the BIT Assets Collateralized Loan is US$32.7 million and US$3.0 million, respectively. The effective interest rate of the BIT Assets Collateralized Loan for the six months ended June 30, 2026 is 13.0%. As of June 30, 2026, a portion of the BIT Assets Collateralized Loan’s principal amount amounting to US$373.5 million is due to be repaid within twelve months of June 30, 2026 and the remaining portion of principal amount amounting to US$142.1 million is due to be repaid thereafter. BIT BTC Collateralized Loan In September 2025, the Group entered into a loan agreement (the “BIT BTC Collateralized Loan”) with BIT Group for a financing facility of up to US$400.0 million. Loans drawn under the facility bear interest at 8.35% per annum, payable monthly in arrears. Each drawdown has a tenor of 24 months from its drawdown date and is collateralized by Bitcoin, maintained based on a loan-to-value ratio. For the six months ended June 30, 2026, the interest expense incurred on the BIT BTC Collateralized Loan is US$0.5 million. No interest expense was incurred for the six months ended June 30, 2025 as the facility commenced in September 2025. The outstanding principal amount of US$67.2 million was fully repaid in digital assets in January and February 2026, and the Group had no outstanding balance under the facility as of June 30, 2026.